Fair Value Measurements (Roll-Forward of The Fair Value of Level 3 Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, Beginning Balance	$ 2,030	$ 5,303
Settlement of liabilities	(268)	(639)
Revaluation of fair value included in statement of operations	138	(2,634)
Level 3 Liabilities, Ending Balance	1,900	2,030
Printar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average cost of capital, percent	28.00%
Contingent consideration	2,000
Total purchase consideration	$ 2,500
Sela Acquisition [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average cost of capital, percent	21.00%